Eaton Vance
Minnesota Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$2,000	$ 2,000,120
		$ 2,000,120
Education — 10.7%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/34	$500	$ 522,875
5.00%, 3/1/53	5,000	5,258,650
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	750	757,597
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	590,448
Minnesota Higher Education Facilities Authority, (Macalester College):
5.00%, 3/1/27	500	504,865
5.00%, 3/1/28	1,010	1,019,585
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	503,995
4.00%, 10/1/50	1,500	1,382,820
5.00%, 12/1/29	1,815	1,849,902
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	1,000	948,130
5.00%, 10/1/30	650	681,740
5.00%, 10/1/34	250	267,975
5.00%, 4/1/35	750	768,982
5.00%, 10/1/49	1,500	1,571,040
Series 2017A, 4.00%, 10/1/37	500	501,135
Series 2019, 4.00%, 10/1/37	500	501,745
Green Bonds, 5.00%, 10/1/52	2,000	2,065,120
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,144,128
University of Minnesota:
5.00%, 9/1/39	1,500	1,555,785
5.00%, 9/1/40	1,000	1,034,330
5.00%, 11/1/42	2,000	2,154,060
		$ 25,584,907
Electric Utilities — 9.8%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 560,654
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,294
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Minnesota Municipal Power Agency:
4.00%, 10/1/41	$3,415	$ 3,334,918
5.00%, 10/1/33	250	251,183
5.00%, 10/1/34	250	251,153
5.00%, 10/1/35	200	200,872
5.00%, 10/1/47	3,210	3,234,107
Northern Municipal Power Agency, MN:
5.00%, 1/1/25	325	327,499
5.00%, 1/1/26	375	383,344
5.00%, 1/1/27	640	664,006
5.00%, 1/1/30	460	480,203
5.00%, 1/1/41	240	245,026
Series 2016, 5.00%, 1/1/31	670	685,638
Series 2024, 5.00%, 1/1/31	550	604,939
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	4,480	4,545,542
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,144,850
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	887,340
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	976,074
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	756,900
5.00%, 1/1/27	750	783,967
5.00%, 1/1/29	1,000	1,086,230
5.00%, 1/1/30	750	828,675
5.00%, 1/1/36	900	913,959
		$ 23,497,373
General Obligations — 34.7%
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	$2,000	$ 2,008,860
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,421,042
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	876,930
0.00%, 2/1/35	350	227,773
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	1,000	1,009,720
Duluth, MN:
5.00%, 2/1/32	1,000	1,020,710
Series 2016A, 5.00%, 2/1/31	1,000	1,022,240
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,249,171
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,198,002
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,261,497

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	$675	$ 730,985
Hennepin County, MN:
5.00%, 12/1/29	1,050	1,161,888
5.00%, 12/1/38	1,915	2,144,934
5.00%, 12/1/43	3,000	3,309,030
(SPA: TD Bank, N.A.), 3.75%, 12/1/38(1)	4,660	4,660,000
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,300	1,301,560
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,008,390
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,167,528
4.00%, 2/1/50	1,500	1,415,940
Minneapolis Special School District No. 1, MN, 4.00%, 2/1/37	1,255	1,277,502
Minneapolis, MN, 5.00%, 12/1/40	4,170	4,584,957
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	1,968,540
5.00%, 3/1/28	1,045	1,121,651
5.00%, 3/1/29	2,000	2,189,620
Minnesota:
4.00%, 9/1/41	2,000	2,020,220
5.00%, 8/1/34	500	541,620
5.00%, 10/1/34	500	534,285
5.00%, 8/1/38	1,135	1,278,487
5.00%, 8/1/40	1,500	1,630,305
5.00%, 8/1/42	2,820	3,132,259
Puerto Rico, 5.625%, 7/1/29	1,500	1,618,560
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,954,494
Rice County, MN, 4.00%, 2/1/52	3,000	2,865,330
Robbinsdale Independent School District No. 281, MN, 4.375%, 2/1/41	1,680	1,734,953
Rosemount, MN:
4.00%, 2/1/44	2,480	2,484,390
4.00%, 2/1/48	1,885	1,850,448
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	2,962,500
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,575,078
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	954,220
0.00%, 2/1/37	1,500	816,135
Scott County, MN, 4.00%, 12/1/34	2,000	2,092,960
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	$3,000	$ 2,899,320
St. Francis, MN:
4.00%, 2/1/47	920	894,139
4.125%, 2/1/53	795	759,797
St. Paul, MN, 5.00%, 12/1/27	750	781,260
Stillwater Independent School District No. 834, 4.00%, 2/1/43	2,500	2,504,050
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	600,240
		$ 82,823,520
Hospital — 16.7%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,200	$ 1,240,656
5.00%, 2/15/48	3,000	3,038,640
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	517,925
5.25%, 6/15/52	2,000	2,047,320
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/31	500	512,785
5.00%, 5/1/32	500	511,290
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/29	915	947,419
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	3,262,610
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,119,440
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 3.85%, 11/15/48(2)	3,850	3,850,000
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,848,580
5.25%, 1/1/54	2,500	2,662,450
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,819,750
5.00%, 11/15/57	2,500	2,660,175
(SPA: Northern Trust Co.), 3.64%, 11/15/38(1)	3,590	3,590,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,674,115
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	518,700
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	2,000	2,021,060

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group): (continued)
5.00%, 7/1/33	$1,000	$ 1,010,250
		$ 39,853,165
Housing — 2.3%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 568,179
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	507,964
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	250,019
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	1,000	1,018,890
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	2,000	2,015,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	1,000	1,065,650
		$ 5,425,702
Insured - Electric Utilities — 5.1%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28	$475	$ 502,963
(AGM), 5.00%, 1/1/29	1,025	1,100,451
(AGM), 5.00%, 1/1/31	575	635,697
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,132,382
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,738,730
		$ 12,110,223
Insured - General Obligations — 0.2%
Alexandria Lake Area Sanitation District, MN, (AGM), 4.125%, 2/1/43	$500	$ 485,200
		$ 485,200
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,014,440
		$ 2,014,440
Lease Revenue/Certificates of Participation — 2.6%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,000,530
Minnesota, 5.00%, 3/1/27	3,000	3,148,020
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	2,024,011
		$ 6,172,561
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.7%
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	$2,000	$ 2,004,400
(Liq: Royal Bank of Canada), 4.558%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(3)	2,000	1,991,900
		$ 3,996,300
Senior Living/Life Care — 2.3%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 832,454
5.00%, 9/1/43	1,000	992,580
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,598,208
4.00%, 10/1/26	1,680	1,674,977
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	378,472
		$ 5,476,691
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 195,060
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	3,000,330
		$ 3,195,390
Student Loan — 2.2%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 5,284,047
		$ 5,284,047
Transportation — 3.1%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/35	$500	$ 571,145
(AMT), 5.00%, 1/1/25	750	753,855
(AMT), 5.00%, 1/1/27	1,000	1,029,550
(AMT), 5.00%, 1/1/33	1,200	1,273,452
(AMT), 5.00%, 1/1/49	2,000	2,025,080
(AMT), 5.25%, 1/1/47	1,750	1,844,150
		$ 7,497,232
Water and Sewer — 2.7%
Minnesota Public Facilities Authority, Revolving Fund, 5.00%, 3/1/36	$3,000	$ 3,452,190

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Saint Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 2,939,130
		$ 6,391,320
Total Tax-Exempt Municipal Obligations (identified cost $233,498,411)		$231,808,191

Short-Term Investments — 1.0%
Municipal Tax-Exempt Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Hennepin County, MN, 3.55%, 6/4/24(5)	$2,500	$ 2,499,234
Total Municipal Tax-Exempt Commercial Paper (identified cost $2,500,000)		$ 2,499,234
Total Short-Term Investments (identified cost $2,500,000)		$ 2,499,234
Total Investments — 98.1% (identified cost $235,998,411)		$234,307,425
Other Assets, Less Liabilities — 1.9%		$ 4,496,804
Net Assets — 100.0%		$238,804,229
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $195,060 or 0.1% of the Fund's net assets.
(5)	Rate shown is the discount rate at date of purchase.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 6.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 4.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$231,808,191	$ —	$231,808,191
Short-Term Investments:
Municipal Tax-Exempt Commercial Paper	—	2,499,234	—	2,499,234
Total Investments	$ —	$234,307,425	$ —	$234,307,425
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.